Trade payables and others (Details) € in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 loan	Dec. 31, 2025 loan_agreement	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€) loan	Aug. 31, 2022 loan
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 7,475			€ 7,923	€ 8,561
Tax and employee-related payables	6,546			6,962	7,021
Other payables	1,021			1,122	1,436
Trade payables and others excluding payables related to capital expenditures	15,042			16,007	17,018
Payables related to capital expenditures	0			0	0
Payables and others	€ 15,042			€ 16,007	€ 17,018
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Borrowing, number of loan agreement		2	2	2	2	2